RELATED PARTY TRANSACTIONS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Share shares	Dec. 31, 2022 USD ($) shares
Disclosure of transactions between related parties [line items]
Number of units granted in share-based payment arrangement | shares	225,482	109,634
Value of units granted in share-based payment arrangement	$ 668	$ 523
Cash settled deferred share units outstanding | Share	1,044,204
Equity settled deferred share units outstanding | shares	330,078	104,596
Value of units outstanding	$ 3,214	$ 3,873
Shared common administrative services and office space [Member]
Disclosure of transactions between related parties [line items]
Expenses from related party transactions	0	9
Amounts receivable, related party transactions	0	0
Legal services [Member]
Disclosure of transactions between related parties [line items]
Expenses from related party transactions	553	428
Amounts payable, related party transactions	$ 86	$ 10